Business and Summary of Significant Accounting Policies (Details 3) (USD $)	9 Months Ended
Sep. 30, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 1.20
Risk-free interest rate	0.03%
Dividend yield	0.00%
Volatility factor	188.00%
Term	6 months 29 days
At issuance [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 0.55
Risk-free interest rate	0.11%
Dividend yield	0.00%
Volatility factor	64.00%
Term	1 year